UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	October 31, 2016

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Timothy J. Knierim
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
30 Rockefeller Plaza
New York, New York 10112

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2016 Morgan Stanley

MTGANN
1651071 EXP. 12.31.17

INVESTMENT MANAGEMENT

Morgan Stanley
Mortgage
Securities Trust

Annual Report

October 31, 2016

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	12
Portfolio of Investments	14
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Notes to Financial Statements	29
Financial Highlights	48
Report of Independent Registered Public Accounting Firm	53
Investment Advisory Agreement Approval	54
Privacy Notice	57
Trustee and Officer Information	62

Welcome Shareholder,

We are pleased to provide this Annual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended October 31, 2016

Total Return for the 12 Months Ended October 31, 2016
Class A	Class B	Class L	Class I	Class C	Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
6.70%	6.01%	6.45%	7.04%	5.91%	3.27%	3.40%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The 12-month reporting period began on a relatively stable note, as the Federal Reserve (Fed) enacted its much-anticipated interest rate increase at the end of 2015 and market reaction was muted. The first half of 2016 was volatile, but markets calmed and performance improved as the second half of the year progressed. In the first quarter of 2016, global economic weakness, falling energy prices and the stronger dollar combined to cause broad equities indexes to fall 10%, U.S. Treasury rates to fall 50 basis points, and credit spreads to widen substantially across many credit sectors.i In the second and early third quarters, Brexit concerns disrupted markets again, causing U.S. Treasury rates to hit historic lows and credit spreads to widen again. Once the dust settled on the Brexit vote, credit sectors seemed to calm, interest rates drifted higher, and credit spreads began a steady tightening progression that persisted through the end of the reporting period.

Mortgage market conditions remained favorable over the period. While there was some interest rate volatility this year, mortgage rates have remained essentially range-bound, not breaking into a significantly lower rate range and causing prepayments to spike, and not drifting high enough for mortgage-backed securities (MBS) investors to fear duration extension risks. This lower mortgage rate volatility has enabled agency MBS to perform well this year, with nominal spreads and option-adjusted spreads tightening 2 to 3 basis points year-to-date.ii Agency MBS also continued to benefit from sponsorship from the Fed, which has maintained its $1.75 trillion agency MBS portfolio by purchasing $20-40 billion agency MBS on a monthly basis.iii We continue to believe that the agency MBS segment is marginally expensive both by historical comparison and relative to many credit-related MBS, but current levels are supported by the general stability of interest rates and mortgage prepayment speeds, and by the consistent support by the Fed. Agency MBS should continue to perform well as long as these conditions continue, but could underperform if the rates break out of their current range or if the Fed ends the reinvestment of its MBS portfolio.

i  Source: Bloomberg L.P.

ii  Source: YieldBook

iii  Source: Federal Reserve Bank

U.S. housing market conditions also remained favorable. U.S. home prices were up 5.3% over the past 12 months, and have risen roughly 5% each of the past four years, as measured by the S&P CoreLogic Case-Shiller U.S. National Home Price Index.iv Home prices have now returned to their pre-crisis peak in July 2006. While this housing market recovery may sound concerning, homes remain affordable from a historical perspective when considering median incomes and the cost of owning a median-priced home. While home prices are back to prior peak levels, this does not account for the modest wage increases over the past 10-plus years, nor does it account for the significant decline in mortgage rates over this time frame. Household formation is also recovering from stunted levels during the crisis, and we consequently expect housing demand and home prices to continue to increase in coming years.

Non-agency MBS are among the most direct beneficiaries of increasing home prices. Rising home prices generally help reduce default and loss rates but also can increase prepayment speeds for non-agency MBS. Lower home prices and the resulting negative equity prevented many non-agency borrowers from being able to refinance into lower mortgage rates over the past six years. Unlike agency MBS borrowers who had government programs designed to allow them to refinance despite negative homeowner equity, non-agency borrowers have had a much more difficult time refinancing since the crisis. Now that home prices have returned to pre-crisis levels in many parts of the country, and many borrowers' negative equity has been reduced or erased, we expect many of these borrowers to refinance in the near future. Unlike the agency MBS market where prepayments are negative since most agency MBS trade above par, the large majority of the non-agency MBS market currently trades at a discount to par and benefits from faster prepayments. Non-agency MBS spreads have tightened significantly over the past four months are now at the tightest levels since 2014, but we still like this sector given the improving fundamental conditions, increasing cash flow velocity, and still attractive yields.

U.S. commercial mortgage-backed securities (CMBS) have had a mixed performance in 2016 so far. AAA-rated CMBS spreads have tightened 25 to 30 basis points while BBB-rated CMBS spreads have widened 50 to 100 basis points year-to-date as of October 31, 2016.v Fundamentally, the commercial real estate market remains very stable, benefiting from the slowly improving economy, with rising real estate valuations and declining default rates. Office buildings have seen decreasing vacancy rates and increasing leasing rates. Hotels have experienced improving occupancy rates. Increasing retail sales have helped shopping malls. Multi-family residential buildings have benefited from rising home prices and corresponding higher rental rates. Commercial real estate prices are up roughly 5% over the past year and are now up more than 25% from the pre-crisis peak.vi While these current price levels do give us some cause for concern, we feel that current real estate economic conditions and improved loan underwriting quality help support these levels. We also

iv  Source: S&P CoreLogic Case-Shiller

v  Source: Bank America Merrill Lynch and Credit Suisse

vi  Source: Green Street

maintain a bias toward seasoned CMBS, which have benefited from the recent price increases over newer production CMBS that are underwritten with current property valuations. CMBS supply also remains a concern, as new issuance volumes remain elevated. 2007 was one of the largest years of CMBS origination, and over $100 billion in loans are expected to reach their maturities and likely need to be refinanced in 2017.vii While net CMBS supply is actually shrinking, the large amount of gross CMBS issuance from this refinancing wave has still put some supply pressure on the CMBS market. Overall, we continue to like the CMBS market and believe it offers compelling relative value compared to other credit sectors.

Performance Analysis

All share classes of Morgan Stanley Mortgage Securities Trust outperformed both the Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index (the "Index") and the Lipper U.S. Mortgage Funds Index for the 12 months ended October 31, 2016, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the Index over the reporting period can largely be attributed to the portfolio's exposure to non-agency MBS and collateralized mortgage obligations (CMOs). We believe the U.S. economy may continue to experience slow positive growth, which could benefit the credit-oriented, non-agency residential MBS and CMBS sectors. We also believe that interest rates are poised to move higher, which could be positive for the primarily interest-only

CMOs within the portfolio. The only meaningful detractors from performance over the period were the Fund's CMBS positions and the outright duration (interest-rate sensitivity) of the portfolio, which was shorter than that of the Index due to our expectation of higher rates in the near future. The Fund's duration positioning was managed, in part, using interest-rate swaps and futures.

We continue to believe that the normalization of the housing market will occur gradually. In our view, agency mortgage bonds may perform well in this environment, but will likely underperform non-agency MBS, CMBS and interest-only agency CMOs.

Additionally, during calendar year 2016, the Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, any period returns which include these settlement monies would have been lower. For example, the 2016 fiscal year total return would have been 5.78% for Class I Shares as of October 31, 2016. The returns on the other Share Classes would also have been similarly impacted. These were one-time settlements, and as a result, the impact on the net asset value and consequently the performance will not likely be repeated in the future. Please call 1-800-548-7786 for additional information.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

vii  Source: Bloomberg L.P., September 2016

PORTFOLIO COMPOSITION* as of 10/31/16
Mortgages — Other	32.7%
Agency Fixed Rate Mortgages	20.7
Asset-Backed Securities	20.0
Commercial Mortgage-Backed Securities	11.3
Collateralized Mortgage Obligations — Agency Collateral Series	7.8
Short-Term Investments	7.4
Agency Adjustable Rate Mortgages	0.1

*  Does not include open long/short futures contracts with an underlying face amount of $20,510,906 with net unrealized depreciation of $409,406. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $415,306 and does not include an open swap agreement with unrealized depreciation of $14,770.

LONG-TERM CREDIT ANALYSIS as of 10/31/16
AAA	36.3%
AA	2.9
A	6.3
BBB	14.4
BB	6.2
B or less	22.3
Not Rated	11.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

(This page has been left blank intentionally.)

Performance Summary (unaudited)

Performance of $10,000 Investment—Class A
Over 10 Years

Average Annual Total Returns—Period Ended October 31, 2016 (unaudited)
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares ** (since 03/31/87) MTGBX		Class L Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX	Class C Shares††† (since 04/30/15) MSMTX
1 Year	6.70 2.11[4]	%[3]	6.01 1.01[4]	%[3]	6.45 —%[3]	7.04 —%[3]	5.91 4.91[4]	%[3]
5 Years	5.36[3] 4.45[4]		4.74[3] 4.40[4]		5.03[3] —	5.73[3] —	— —
10 Years	4.09[3] 3.64[4]		3.60[3] 3.60[4]		3.62[3] —	4.42[3] —	— —
Since Inception	4.70[3] 4.47[4]		5.35[3] 5.35[4]		4.08[3] —	4.87[3] —	3.73[3] 3.73[4]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

†  Class L has no sales charge. Class L shares are closed to new investments.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Bloomberg Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Bloomberg Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on October 31, 2016.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/16 – 10/31/16.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	05/01/16	10/31/16	05/01/16 – 10/31/16
Class A
Actual (4.70% return)	$1,000.00	$1,047.00	$5.09
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.16	$5.03
Class B
Actual (4.33% return)	$1,000.00	$1,043.30	$8.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.64	$8.57
Class L
Actual (4.59% return)	$1,000.00	$1,045.90	$6.63
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.55
Class I
Actual (4.96% return)	$1,000.00	$1,049.60	$3.55
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.67	$3.51
Class C
Actual (4.33% return)	$1,000.00	$1,043.30	$9.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.14	$9.07

  @  Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.69%, 1.29%, 0.69% and 1.79% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.28%, 2.38%, 1.57%, 1.03% and 2.23% for Class A, Class B, Class L, Class I and Class C shares, respectively.

Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016

PRINCIPAL AMOUNT IN (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgage (0.1%)
$99	Federal National Mortgage Association, Conventional Pool: (Cost $105,762)	2.831%	05/01/33	$104,316
	Agency Fixed Rate Mortgages (21.7%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
5		9.50	01/01/17 - 02/01/19	5,080
58		10.00	02/01/17 - 12/01/20	60,736
	Gold Pools:
2,650		3.50	01/01/44 - 06/01/45	2,810,246
2,057		4.00	12/01/41 - 10/01/45	2,202,120
1,640		4.50	03/01/41 - 09/01/41	1,798,920
193		5.00	12/01/40 - 05/01/41	217,535
31		5.50	07/01/37	34,910
35		6.00	12/01/37 - 03/01/38	39,756
54		6.50	06/01/29 - 09/01/33	61,376
92		7.50	04/01/20 - 05/01/35	113,754
45		8.00	08/01/32	55,248
71		8.50	08/01/31	90,018
11		10.00	10/01/21	11,970
	Federal National Mortgage Association,
	Conventional Pools:
371		3.00	04/01/45	385,619
2,260		3.50	08/01/45 - 02/01/46	2,383,407
1,966		4.00	04/01/45 - 09/01/45	2,129,697
266		4.50	08/01/40 - 09/01/41	291,769
325		5.00	11/01/40 - 07/01/41	362,261
23		5.50	08/01/37	26,218
611		6.50	02/01/28 - 12/01/33	700,659
18		7.00	07/01/23 - 06/01/32	18,550
117		7.50	08/01/37	141,012
124		8.00	04/01/33	153,119
110		8.50	10/01/32	139,764
148		9.50	04/01/30	174,679
9		10.00	10/01/18	9,083
	November TBA:
870	(a)	2.50	11/01/31	895,284
2,910	(a)	3.00	11/01/31 - 11/01/46	3,003,792
1,050	(a)	3.50	11/01/46	1,102,418

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT IN (000)		COUPON RATE		MATURITY DATE	VALUE
	Government National Mortgage Association,
	Various Pools:
$839		3.50%		10/20/44 - 05/20/45	$896,213
709		4.00		07/15/44	767,952
392		5.00		05/20/41	432,791
2		11.00		04/15/21	1,766
	Total Agency Fixed Rate Mortgages (Cost $21,158,572)				21,517,722
	Asset-Backed Securities (21.0%)
471	Apollo Aviation Securitization Equity Trust (b)	4.875		03/17/36	464,964
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
366		2.409	(c)	04/25/34	349,081
600		4.151	(c)	09/25/33	575,181
601	Bear Stearns Asset-Backed Securities I Trust	0.854	(c)	03/25/37	347,416
	Bear Stearns Asset-Backed Securities Trust
157		0.854	(c)	01/25/47	153,115
614		2.242	(c)	10/25/36	446,208
600	Carrington Mortgage Loan Trust	0.774	(c)	05/25/36	522,058
363	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	368,908
262	CDC Mortgage Capital Trust	1.154	(c)	01/25/33	245,361
800	Citicorp Residential Mortgage Trust	5.755		03/25/37	831,548
	Countrywide Asset-Backed Certificates
188	(b)	1.154	(c)	06/25/33	182,891
600		1.959	(c)	03/25/35	596,340
	Credit-Based Asset Servicing and Securitization LLC
309		0.684	(c)	05/25/36	231,990
181		3.609	(c)	08/25/30	182,810
449	CWABS Asset-Backed Certificates Trust	0.774	(c)	10/25/46	356,126
179	EMC Mortgage Loan Trust (b)	1.525	(c)	11/25/30	164,927
317	GO Financial Auto Securitization Trust (b)	3.27		11/15/18	317,266
	Green Tree Agency Advance Funding Trust I
300	(b)	2.38		10/15/48	299,739
250	(b)	4.058		10/15/48	249,505
	Invitation Homes Trust
800	(b)	4.285	(c)	06/17/31	796,826
440	(b)	5.285	(c)	08/17/32	445,469

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT IN (000)		COUPON RATE		MATURITY DATE	VALUE
	Lehman ABS Manufactured Housing Contract Trust
$186		3.70%		04/15/40	$188,451
500		6.63	(c)	04/15/40	534,689
121	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	124,099
399	Long Beach Mortgage Loan Trust	0.974	(c)	06/25/34	366,612
250	Mastr Asset-Backed Securities Trust	3.009	(c)	09/25/34	242,987
400	MERIT Securities Corp.	7.524	(c)	12/28/33	417,572
393	Mid-State Capital Corp. Trust	7.758		01/15/40	434,541
	Nationstar HECM Loan Trust
300	(b)	3.598		06/25/26	301,219
709	(b)	4.115		11/25/25	707,717
600	(b)	4.36		02/25/26	599,718
406	(b)	6.657		11/25/25	403,320
500	(b)	7.385		02/25/26	499,455
211	New Century Home Equity Loan Trust	1.334	(c)	11/25/33	169,173
686	NRZ Excess Spread-Collateralized Notes (b)	5.683		07/25/21	685,557
	Oakwood Mortgage Investors, Inc.
877		7.405	(c)	06/15/31	414,705
203		7.72		04/15/30	214,896
400		7.84	(c)	11/15/29	399,511
500	OnDeck Asset Securitization Trust II LLC (b)	4.21		05/17/20	502,162
596	People's Choice Home Loan Securities Trust	1.574	(c)	06/25/34	560,025
266	RMAT LLC (b)	4.826		06/25/35	265,597
536	Saxon Asset Securities Trust	8.41	(c)	05/25/29	532,866
461	Shenton Aircraft Investment I Ltd. (Cayman Islands)(b)	4.75		10/15/42	459,373
350	Silver Bay Realty Trust (b)	4.075	(c)	09/17/31	343,373
	Skopos Auto Receivables Trust
144	(b)	3.10		12/15/23	143,371
257	(b)	3.55		02/15/20	257,508
325	SPS Servicer Advance Receivables Trust (b)	2.92		07/15/47	325,573
83	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	83,069
500	Tricon American Homes Trust (b)	3.535	(c)	05/17/32	491,339
382	Vericrest Opportunity Loan Trust (b)	4.25		03/26/46	387,442

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT IN (000)		COUPON RATE		MATURITY DATE	VALUE
$100	VOLT XIX LLC (b)	5.00%		04/25/55	$98,438
199	VOLT XXII LLC (b)	4.25		02/25/55	193,884
496	VOLT XXXIII LLC (b)	4.25		03/25/55	481,412
434	VOLT XXXIX LLC (b)	4.125		10/25/45	438,386
765	Washington Mutural Asset-Backed Certificates Trust	0.594	(c)	10/25/36	421,581
	Total Asset-Backed Securities (Cost $20,534,634)				20,817,350
	Collateralized Mortgage Obligations - Agency Collateral Series (8.2%)
	Federal Home Loan Mortgage Corporation
454	(b)	3.389	(c)	07/25/22	447,415
	IO
6,690		0.704	(c)	10/25/20	152,548
3,069		0.952	(c)	01/25/31	286,247
2,714		1.36	(c)	11/25/19	86,260
3,641		1.449	(c)	04/25/17	15,042
	IO REMIC
573		1.904	(c)	10/15/41	37,846
1,125		1.941	(c)	10/15/39	71,065
1,849		1.942	(c)	08/15/42	128,156
1,274		1.959	(c)	04/15/39	90,163
3,376		2.033	(c)	10/15/40	220,797
3,960		2.042	(c)	09/15/41	221,406
486		4.00		04/15/39	52,362
211		5.00		08/15/41	28,487
1,998		5.465	(c)	11/15/43 - 06/15/44	345,468
465		5.515	(c)	04/15/39	42,196
	IO STRIPS
7,644		1.568	(c)	10/15/37	386,474
174		7.00		06/01/30	39,475
207		7.50		12/01/29	56,852
	REMIC
118		6.94	(d)	10/15/43	124,664
328		10.594	(d)	12/15/43	359,516
	Federal National Mortgage Association,
	IO
1,277		5.856	(c)	09/25/20	188,581
	IO REMIC
6,901		1.649		03/25/46	412,915
3,090		1.777	(c)	05/15/38	194,197

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT IN (000)		COUPON RATE		MATURITY DATE	VALUE
$2,539		1.85	(c)%	03/25/44	$214,455
2,646		2.028	(c)	10/25/39	169,004
1,471		3.50		02/25/39	126,038
1,289		5.116	(c)	11/25/41	156,662
1,597		5.516	(c)	06/25/42	340,083
868		6.016	(c)	08/25/41	137,484
	IO STRIPS
63		7.00		11/25/27	10,872
151		8.00		05/25/30 - 06/25/30	44,063
92		8.50		10/25/24	22,675
	REMIC
125		1.734	(c)	12/25/23	127,975
75		6.838	(c)	04/25/39	79,089
	Government National Mortgage Association,
	IO
3,557		0.818	(c)	08/20/58	104,979
5,667		3.50		06/20/41 - 11/20/42	1,056,197
946		4.50		05/20/40	88,417
186		5.00		05/20/39 - 02/16/41	25,143
1,063		5.474	(c)	08/20/42	235,539
602		5.515	(c)	11/16/40	115,851
1,360		5.574	(c)	04/20/41 - 08/20/42	254,106
1,051		5.614	(c)	12/20/43	241,200
870		5.774	(c)	09/20/43	175,533
569		6.015	(c)	08/16/34	111,391
	IO PAC
185		5.00		10/20/40	25,605
901		5.524	(c)	01/20/40	68,442
1,814		5.624	(c)	10/20/41	197,407
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $5,775,591)				8,116,342
	Commercial Mortgage-Backed Securities (11.9%)
	BAMLL Commercial Mortgage Securities Trust
381	(b)	3.037	(c)	12/15/29	346,408
185	(b)	6.035	(c)	12/15/31	159,121
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	104,041
350	BBCMS Trust (b)	4.284	(c)	09/10/28	331,673

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT IN (000)			COUPON RATE		MATURITY DATE	VALUE
		Citigroup Commercial Mortgage Trust
	$220		4.571	(c)%	09/10/58	$223,657
		IO
	4,518		0.978	(c)	09/10/58	293,118
		COMM Mortgage Trust
	388		3.797	(c)	08/10/48	295,385
	100	(b)	4.737	(c)	07/15/47	81,071
	389	(b)	4.75	(c)	12/10/23	363,514
	311	(b)	4.905	(c)	04/10/47	272,120
		IO
	1,609		0.99	(c)	10/10/47	72,821
		Commercial Mortgage Pass-Through Certificates
	187	(b)	4.75	(c)	02/10/47	165,384
		IO
	3,232		0.988	(c)	02/10/47	112,686
	420	Commercial Mortgage Trust	5.475		03/10/39	421,470
	1,793	COOF Securitization Trust II, IO (b)	2.533	(c)	08/25/41	181,211
	250	CSMC Trust (b)	3.735	(c)	03/15/17	245,622
EUR	193	Deco Ltd. (Ireland)(b)	4.50	(c)	11/07/24	209,403
		GS Mortgage Securities Trust
	$450		3.345		07/10/48	343,002
	100	(b)	4.529	(c)	09/10/47	77,213
	370	(b)	4.768	(c)	08/10/46	340,034
		IO
	2,031		0.866	(c)	09/10/47	96,847
	986		1.158	(c)	02/10/48	61,229
	2,311		1.163	(c)	04/10/47	135,500
	400	HILT Mortgage Trust (b)	4.274	(c)	07/15/29	378,672
		JP Morgan Chase Commercial Mortgage Securities Trust
	390	(b)	4.572	(c)	07/15/47	308,354
	1,740		5.464	(c)	12/12/43 - 01/15/49	1,726,459
		JPMBB Commercial Mortgage Securities Trust
	188	(b)	4.661	(c)	08/15/47	158,071
	267	(b)	4.668	(c)	04/15/47	230,299
		IO
	4,609		1.02	(c)	01/15/47	219,359
	3,397	KGS-Alpha SBA COOF Trust, IO (b)	3.053	(c)	07/25/41	444,771

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT IN (000)			COUPON RATE		MATURITY DATE	VALUE
		LB-UBS Commercial Mortgage Trust
	$587		6.116	(c)%	07/15/40	$594,338
	200		6.245	(c)	09/15/45	202,606
	498	TRU Trust (b)(e)	2.79	(c)	11/15/30	498,000
	77	Wachovia Bank Commercial Mortgage Trust	5.603	(c)	10/15/48	76,507
		Wells Fargo Commercial Mortgage Trust
	306	(b)	3.153		09/15/57	205,870
	335	(b)	3.938		08/15/50	271,884
		WF-RBS Commercial Mortgage Trust
	500	(b)	3.692		11/15/47	348,700
	500	(b)	3.907	(c)	09/15/57	385,755
	201	(b)	3.986		05/15/47	152,626
	150	(b)	4.136	(c)	05/15/45	137,600
	500	(b)	4.48	(c)	08/15/46	456,303
		Total Commercial Mortgage-Backed Securities (Cost $12,034,167)				11,728,704
		Mortgages - Other (34.3%)
		Adjustable Rate Mortgage Trust
	254		1.174	(c)	10/25/35	233,311
	372		2.974	(c)	04/25/35	358,883
	273		3.101	(c)	02/25/36	237,974
GBP	368	Alba PLC (United Kingdom)	0.737	(c)	11/25/42	391,327
		Alternative Loan Trust
	$505		0.724	(c)	11/25/46	415,238
	197		5.50		02/25/25 - 01/25/36	178,877
	(f)		6.00		08/25/17	97
	164		36.816	(d)	05/25/37	306,311
	562	Alternative Loan Trust Resecuritization	6.25		08/25/37	478,952
		American Home Mortgage Investment Trust
	287	(b)	6.60		01/25/37	162,332
		IO
	1,373		2.078		05/25/47	246,279
		Banc of America Alternative Loan Trust
	467		0.984	(c)	11/25/36	283,744
	511		5.50		10/25/35	500,518
	444		6.50		05/25/46	387,591
	213	Banc of America Funding Trust	5.25		07/25/37	215,260
	5	Banc of America Mortgage Trust	5.25		11/25/19	5,495

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT IN (000)			COUPON RATE		MATURITY DATE	VALUE
	$926	Bear Stearns Asset-Backed Securities I Trust	23.493	(d)%	03/25/36	$821,376
	8,703	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	298,520
	159	CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	145,546
	217	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	164,826
GBP	258	Clavis Securities PLC (United Kingdom)	0.832	(c)	12/15/40	244,747
		Credit Suisse First Boston Mortgage Securities Corp.
	$1,270		1.254	(c)	05/25/34 - 06/25/34	1,164,412
	497		3.834	(c)	02/25/32	446,311
	579		6.50		11/25/35	242,622
	149	CSMC Mortgage-Backed Trust	7.00	(c)	08/25/37	112,979
		CSMC Trust
	500	(b)	4.704	(c)	11/25/57	493,717
	345	(b)	4.79	(c)	08/25/62	337,592
		Eurosail BV, (Netherlands)
EUR	471		0.089	(c)	04/17/40	474,357
	385		1.189	(c)	10/17/40	421,967
GBP	300	Eurosail PLC (United Kingdom)	1.329	(c)	06/13/45	338,622
		Fannie Mae Connecticut Avenue Securities
	$500		4.934	(c)	01/25/24	530,449
	324		5.434	(c)	11/25/24	347,443
	300		5.534	(c)	07/25/25	319,939
	400		6.234	(c)	04/25/28	428,738
GBP	196	Farringdon Mortgages No. 2 PLC (United Kingdom)	1.901	(c)	07/15/47	226,163
	$305	First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	291,652
	351	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	333,515
EUR	640	Fondo de Titulizacion de Activos UCI 16 (Spain)	0.00	(c)	06/16/49	576,292
	561	Fondo de Titulizacion de Activos UCI 17 (Spain)	0.00	(c)	12/17/49	484,740
		Freddie Mac Structured Agency Credit Risk Debt Notes
	$500		4.134	(c)	04/25/24	515,949
	950		4.534	(c)	08/25/24	993,145
	300		4.784	(c)	11/25/23	316,181

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT IN (000)			COUPON RATE		MATURITY DATE	VALUE
	$500		5.084	(c)%	10/25/24	$529,307
		Freddie Mac Whole Loan Securities Trust
	360		3.00		09/25/45	362,937
	223		3.50		07/25/46	229,110
		GreenPoint Mortgage Funding Trust
	153		0.694	(c)	02/25/37	138,899
	406		0.714	(c)	01/25/37	330,376
EUR	990	Grifonas Finance PLC (Greece)	0.088	(c)	08/28/39	815,930
		GSR Mortgage Loan Trust
	$70		0.784	(c)	03/25/35	60,944
	961		3.416	(c)	12/25/34	926,669
	14		5.50		11/25/35	13,660
	113	HarborView Mortgage Loan Trust	0.718	(c)	01/19/38	97,584
EUR	1,220	IM Pastor 3 FTH (Spain)	0.00	(c)	03/22/43	1,075,964
	151	IM Pastor 4 FTA (Spain)	0.00	(c)	03/22/44	136,090
	$366	Impac CMB Trust	1.329	(c)	10/25/34	344,054
	406	Impac Secured Assets Trust	0.704	(c)	08/25/36	302,403
	704	JP Morgan Alternative Loan Trust	0.694	(c)	10/25/36	622,448
		JP Morgan Mortgage Trust
	301	(b)	2.545	(c)	07/27/37	281,774
		PAC
	354		6.00		04/25/36	370,723
		Lehman Mortgage Trust
	99		5.50		11/25/35	90,789
	311		6.00		06/25/37	190,897
	705		6.50		09/25/37	532,952
EUR	451	Ludgate Funding PLC (United Kingdom)	0.121	(c)	12/01/60	385,665
	1,184	Lusitano Mortgages No. 5 PLC (Portugal)	0.00	(c)	07/15/59	1,032,850
GBP	285	Mansard Mortgages Parent Ltd. (United Kingdom)	0.701	(c)	04/15/49	301,969
	450	Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom)	0.676	(c)	03/20/40	516,379
	$173	MASTR Adjustable Rate Mortgages Trust	2.985	(c)	02/25/36	159,882
		MASTR Alternative Loan Trust
	231		6.00		05/25/33	240,317
	130		6.25		07/25/36	111,293
	580	MERIT Securities Corp. (b)	2.785	(c)	09/28/32	484,170
	66	Merrill Lynch Mortgage Investors Trust	1.748	(c)	04/25/29	64,222

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016 continued

PRINCIPAL AMOUNT IN (000)			COUPON RATE		MATURITY DATE	VALUE
		Money Partners Securities 3 PLC,
		(United Kingdom)
EUR	459		4.247	(c)%	09/14/39	$507,230
GBP	420		5.179	(c)	09/14/39	520,520
	250	Money Partners Securities 4 PLC (Ireland)	5.182	(c)	03/15/40	299,855
	304	Moorgate Funding Ltd. (Ireland)	1.165	(c)	10/15/50	367,403
	$306	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 9)	2.222	(c)	03/25/33	280,336
GBP	331	Newgate Funding (United Kingdom)	3.382	(c)	12/15/50	375,790
		Paragon Mortgages No. 13 PLC,
		(United Kingdom)
EUR	500		0.069	(c)	01/15/39	463,059
GBP	200		0.801	(c)	01/15/39	208,802
	500		1.201	(c)	01/15/39	488,803
	200	Paragon Mortgages No. 22 PLC (United Kingdom)	2.032	(c)	09/15/42	238,802
		RALI Trust
	$509		1.234	(c)	12/25/33	444,696
	320		5.50		04/25/22	325,782
	1,066		6.00		05/25/36 - 11/25/36	905,863
	347	RBSSP Resecuritization Trust (b)	15.789	(c)	09/26/37	490,858
EUR	739	ResLoC UK PLC (United Kingdom)	0.148	(c)	12/15/43	615,253
	$170	Structured Adjustable Rate Mortgage Loan Trust	3.048	(c)	06/25/37	156,547
	200	Structured Asset Mortgage Investments II Trust	0.764	(c)	05/25/45	176,320
	335	Structured Asset Securities Corp. Trust	0.784	(c)	07/25/35	301,368
		Washington Mutual Mortgage Pass-Through Certificates Trust
	288		1.284	(c)	04/25/47	212,740
	484		1.484	(c)	08/25/46	325,748
		Total Mortgages - Other (Cost $33,018,937)				33,930,021
		Short-Term Investments (7.7%)
		U.S. Treasury Security (0.4%)
	427	U.S. Treasury Bill (g)(h) (Cost $426,326)	0.406		03/23/17	426,387

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016

NUMBER OF SHARES (000)			VALUE
	Investment Company (7.3%)
7,260	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 9) (Cost $7,259,567)		$7,259,567
	Total Short-Term Investments (Cost $7,685,893)		7,685,954
	Total Investments (Cost $100,313,556) (i)(j)	104.9%	103,900,409
	Liabilities in Excess of Other Assets	(4.9)	(4,830,329)
	Net Assets	100.0%	$99,070,080

  IO  Interest Only.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on October 31, 2016.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at October 31, 2016.

  (e)  When-issued security.

  (f)  Principal amount is less than $500.

  (g)  Rate shown is the yield to maturity at October 31, 2016.

  (h)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (i)  Securities are available for collateral in connection with purchase of a when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and a swap agreement.

  (j)  At October 31, 2016, the aggregate cost for federal income tax purposes is $100,314,046. The aggregate gross unrealized appreciation is $4,889,786 and the aggregate gross unrealized depreciation is $1,303,423 resulting in net unrealized appreciation of $3,586,363.

Foreign Currency Forward Exchange Contracts Open at October 31, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Australia and New Zealand Banking Group		$8,107	GBP	6,652	11/04/16	$35
Citibank NA	EUR	5,729,782		$6,447,781	11/04/16	157,420
HSBC Bank PLC	EUR	384,733		$418,262	11/04/16	(4,112)
HSBC Bank PLC	GBP	3,331,244		$4,338,352	11/04/16	260,755
HSBC Bank PLC	GBP	203,758		$250,497	11/04/16	1,088
HSBC Bank PLC		$36,291	EUR	33,079	11/04/16	24
JPMorgan Chase Bank NA		$20,485	EUR	18,752	11/04/16	102
J PMorgan Chase Bank NA		$5,007	GBP	4,086	11/04/16	(6)
Net Unrealized Appreciation						$415,306

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  October 31, 2016

Futures Contracts Open at October 31, 2016:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
40	Long	U.S. Treasury Long Bond, Dec-16	$6,508,750	$(322,813)
23	Long	U.S. Treasury 5 yr. Note, Dec-16	2,778,328	(9,344)
8	Long	U.S. Treasury Ultra Bond, Dec-16	1,407,500	(91,312)
45	Short	U.S. Treasury 2 yr. Note, Dec-16	(9,816,328)	14,063
		Net Unrealized Depreciation		$(409,406)

Interest Rate Swap Agreement Open at October 31, 2016:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(14,770)

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

LIBOR  London Interbank Offered Rate.

Currency Abbreviations

EUR  Euro.

GBP  British Pound.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities October 31, 2016

Assets:
Investments in securities, at value (cost $92,767,391)	$96,360,506
Investment in affiliate, at value (cost $7,546,165)	7,539,903
Total investments in securities, at value (cost $100,313,556)	103,900,409
Unrealized appreciation on open foreign currency forward exchange contracts	419,424
Receivable for:
Interest and paydown	411,516
Investments sold	354,687
Shares of beneficial interest sold	128,253
Variation margin on open futures contracts	28,082
Interest and dividends from affiliates	2,215
Prepaid expenses and other assets	49,085
Total Assets	105,293,671
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	4,118
Payable for:
Investments purchased	5,875,207
Advisory fee	68,152
Dividends to shareholders	53,537
Trustees' fee	52,607
Shares of beneficial interest redeemed	52,338
Transfer and sub transfer agent fees	27,543
Distribution fee	13,022
Administration fee	7,025
Variation margin on open swap agreements	316
Accrued expenses and other payables	69,726
Total Liabilities	6,223,591
Net Assets	$99,070,080
Composition of Net Assets:
Paid-in-capital	$103,137,966
Net unrealized appreciation	3,577,615
Dividends in excess of net investment income	(307,139)
Accumulated net realized loss	(7,338,362)
Net Assets	$99,070,080
Class A Shares:
Net Assets	$52,839,760
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,158,910
Net Asset Value Per Share	$8.58
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.96
Class B Shares:
Net Assets	$348,220
Shares Outstanding (unlimited shares authorized, $0.01 par value)	41,492
Net Asset Value Per Share	$8.39
Class L Shares:
Net Assets	$2,193,813
Shares Outstanding (unlimited shares authorized, $0.01 par value)	257,937
Net Asset Value Per Share	$8.51
Class I Shares:
Net Assets	$42,881,342
Shares Outstanding (unlimited shares authorized, $0.01 par value)	5,086,684
Net Asset Value Per Share	$8.43
Class C Shares:
Net Assets	$806,945
Shares Outstanding (unlimited shares authorized, $0.01 par value)	94,840
Net Asset Value Per Share	$8.51

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the year ended October 31, 2016

Net Investment Income: Income
Interest	$4,506,031
Dividends from affiliate (Note 9)	15,695
Interest from affiliate (Note 9)	6,714
Total Income	4,528,440
Expenses
Advisory fee (Note 4)	462,698
Distribution fee (Class A shares) (Note 5)	136,305
Distribution fee (Class B shares) (Note 5)	3,251
Distribution fee (Class L shares) (Note 5)	12,026
Distribution fee (Class C shares) (Note 5)	6,907
Professional fees	125,105
Sub transfer agent fees and expenses (Class A shares)	50,484
Sub transfer agent fees and expenses (Class B shares)	385
Sub transfer agent fees and expenses (Class L shares)	1,931
Sub transfer agent fees and expenses (Class I shares)	45,164
Administration fee (Note 4)	78,757
Registration fees	76,124
Shareholder reports and notices	45,748
Transfer agent fees and expenses (Class A shares) (Note 6)	30,411
Transfer agent fees and expenses (Class B shares) (Note 6)	2,545
Transfer agent fees and expenses (Class L shares) (Note 6)	2,410
Transfer agent fees and expenses (Class I shares) (Note 6)	2,540
Transfer agent fees and expenses (Class C shares) (Note 6)	2,333
Custodian fees	29,443
Trustees' fees and expenses	76
Other	68,051
Total Expenses	1,182,694
Less: waiver of advisory fees (Note 4)	(122,941)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(53,618)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(2,357)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(1,936)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(47,692)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(1,536)
Less: reimbursement of custodian fees (Note 7)	(74,072)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(10,365)
Net Expenses	868,177
Net Investment Income	3,660,263
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	1,155,392
Investments in affiliate (Note 9)	5,285
Futures contracts	1,586,592
Swap agreements	(19,512)
Foreign currency forward exchange contracts	348,749
Foreign currency translations	16,812
Net Realized Gain	3,093,318
Change in Unrealized Appreciation (Depreciation) on:
Investments	(183,532)
Investments in affiliates (Note 9)	(6,262)
Futures contracts	(498,608)
Swap agreements	17,783
Foreign currency forward exchange contracts	421,228
Foreign currency translations	3,174
Net Change in Unrealized Appreciation (Depreciation)	(246,217)
Net Gain	2,847,101
Net Increase	$6,507,364

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,660,263	$1,720,452
Net realized gain	3,093,318	877,597
Net change in unrealized appreciation (depreciation)	(246,217)	(699,983)
Net Increase	6,507,364	1,898,066
Dividends to Shareholders from Net Investment Income:
Class A shares	(2,705,386)	(3,131,721)
Class B shares	(16,881)	(31,321)
Class L shares	(114,018)	(169,137)
Class I shares	(2,171,320)	(625,404)
Class C shares	(28,639)	(428)*
Total Dividends	(5,036,244)	(3,958,011)
Net increase from transactions in shares of beneficial interest	2,756,292	30,011,187
Net Increase	4,227,412	27,951,242
Net Assets:
Beginning of period	94,842,668	66,891,426
End of Period (Including dividends in excess of net investment income of $(307,139) and accumulated undistributed net investment income of $657,589, respectively)	$99,070,080	$94,842,668

*  For the period April 30, 2015 through October 31, 2015.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) Unlisted swaps are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Unlisted swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned. Included in Realized Gain (Loss) on Investments are proceeds from the one-time settlements of class action lawsuits involving the Fund's past holdings of $1,172,851, the impact of which on the Fund's performance is disclosed in the Financial Highlights.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of October 31, 2016.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$104,316	$—	$104,316
Agency Fixed Rate Mortgages	—	21,517,722	—	21,517,722
Asset-Backed Securities	—	20,817,350	—	20,817,350
Collateralized Mortgage Obligations — Agency Collateral Series	—	8,116,342	—	8,116,342
Commercial Mortgage-Backed Securities	—	11,728,704	—	11,728,704
Mortgages — Other	—	33,930,021	—	33,930,021
Total Fixed Income Securities	—	96,214,455	—	96,214,455

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Short-Term Investments
U.S. Treasury Security	$—	$426,387	$—	$426,387
Investment Company	7,259,567	—	—	7,259,567
Total Short-Term Investments	7,259,567	426,387	—	7,685,954
Foreign Currency Forward Exchange Contracts	—	419,424	—	419,424
Futures Contract	14,063	—	—	14,063
Total Assets	7,273,630	97,060,266	—	104,333,896
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(4,118)	—	(4,118)
Futures Contracts	(423,469)	—	—	(423,469)
Interest Rate Swap Agreement	—	(14,770)	—	(14,770)
Total Liabilities	(423,469)	(18,888)	—	(442,357)
Total	$6,850,161	$97,041,378	$—	$103,891,539

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of October 31, 2016, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts — In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

Futures — A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps — The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. An OTC swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of October 31, 2016.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contract	$14,063	(a)	Variation margin on open futures contracts	$(423,469	)(a)
Interest Rate Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreement	(14,770	)(a)
Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	419,424		Unrealized depreciation on open foreign currency forward exchange contracts	(4,118)
		$433,487			$(442,357)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended October 31, 2016 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$1,586,592	—	$(19,512)
Foreign Currency Risk	—	$348,749	—
Total	$1,586,592	$348,749	$(19,512)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	FUTURES CONTRACTS	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(498,608)	—	$17,783
Foreign Currency Risk	—	$421,228	—
Total	$(498,608)	$421,228	$17,783

At October 31, 2016, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES (b)	ASSETS (c)	LIABILITIES (c)
Foreign Currency Forward Exchange Contracts	$419,424	$(4,118)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of October 31, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
Australia and New Zealand Banking Group	$35	$—	$—	$35
Citibank NA	157,420	—	—	157,420
HSBC Bank PLC	261,867	(4,112)	—	257,755
JPMorgan Chase Bank NA	102	(6)	—	96
Total	$419,424	$(4,118)	$—	$415,306

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank PLC	$4,112	$(4,112)	$—	$0
JPMorgan Chase Bank NA	6	(6)	—	0
Total	$4,118	$(4,118)	$—	$0

For the year ended October 31, 2016, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$16,638,900
Futures Contracts:
Average monthly original value	$32,214,195
Swap Agreements:
Average monthly notional amount	$3,470,601

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the year ended October 31, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.33% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.30% for Class L, 0.70% for Class I and 1.80% for Class C. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended October 31, 2016, $122,941 of advisory fees were waived and $107,139 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,181,946 at October 31, 2016.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended October 31, 2016, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2016, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $1,784, and received $7,803 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Custodian Fees

State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

In December 2015, the Fund's Custodian announced that it had identified inconsistencies in the way in which clients were invoiced for out-of-pocket expenses from 1998 until November 2015. The dollar amount difference between what was charged and what should have been charged, plus interest, was paid back to the Fund in September 2016 as a reimbursement. State Street reimbursed the Fund directly, which was recognized as a change in accounting estimate and was reflected as "Reimbursement of custodian fees" in the Statement of Operations. Pursuant to the expense limitations described in Note 4, the Fund has experienced waiver of advisory fees and expenses reimbursed by the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

Adviser during the current period. Accordingly, the reimbursement of out-of-pocket custodian expenses in the current period resulted in the reduction in the current period waiver of advisory fees and expenses reimbursed by the Adviser.

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2016		FOR THE YEAR ENDED OCTOBER 31, 2015
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,317,274	$11,058,230	572,192	$4,928,692
Conversion from Class B	5,416	45,584	20,520	176,155
Reinvestment of dividends	309,653	2,608,000	353,631	3,042,368
Redeemed	(1,903,549)	(16,053,059)	(1,109,198)	(9,546,556)
Net decrease — Class A	(271,206)	(2,341,245)	(162,855)	(1,399,341)
CLASS B SHARES
Exchanged	1,607	13,223	14,003	118,648
Conversion to Class A	(5,534)	(45,584)	(20,962)	(176,155)
Reinvestment of dividends	2,020	16,643	3,113	26,235
Redeemed	(11,641)	(95,939)	(37,054)	(314,825)
Net decrease — Class B	(13,548)	(111,657)	(40,900)	(346,097)
CLASS L SHARES
Exchanged	693	5,778	—	—
Sold	—	—	52,146	447,873
Reinvestment of dividends	13,432	112,154	19,584	167,065
Redeemed	(111,229)	(928,520)	(65,104)	(553,727)
Net increase (decrease) — Class L	(97,104)	(810,588)	6,626	61,211
CLASS I SHARES
Sold	1,808,693	14,971,455	4,085,860	34,246,401
Reinvestment of dividends	237,321	1,964,720	72,004	604,453
Redeemed	(1,405,907)	(11,618,491)	(383,630)	(3,243,687)
Net increase — Class I	640,107	5,317,684	3,774,234	31,607,167
CLASS C SHARES
Sold	103,076	858,077	10,446 *	88,070 *
Reinvestment of dividends	3,301	27,609	21 *	177 *
Redeemed	(22,004)	(183,588)	—	—
Net increase — Class C	84,373	702,098	10,467	88,247
Net increase in Fund	342,622	$2,756,292	3,587,572	$30,011,187

*  For the period April 30, 2015 through December 31, 2015.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended October 31, 2016, aggregated $247,909,895 and $244,444,378, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $214,701,020 and $220,720,408, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended October 31, 2016, advisory fees paid were reduced by $10,365 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended October 31, 2016 is as follows:

VALUE OCTOBER 31, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE OCTOBER 31, 2016
$17,143,575	$41,346,592	$51,230,600	$15,695	$7,259,567

For the year ended October 31, 2016, the Fund had the following transactions with Morgan Stanley Dean Witter Capital I, Inc. Trust, an affiliate of the Adviser, Administrator and Distributor:

VALUE OCTOBER 31, 2015	PURCHASES AT COST	SALES	GAIN	INTEREST INCOME	VALUE OCTOBER 31, 2016
$359,847	$—	$82,901	$5,285	$6,714	$280,336

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. At October 31, 2016, the Fund had an accrued pension liability of $52,607, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

compliance with provisions of the Rule. For the year ended October 31, 2016, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2016 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2015 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$5,036,244	$3,958,011

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2016:

DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$411,253	$12,281,409	$(12,692,662)

At October 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$217,535	$—

At October 31, 2016, the Fund had available for federal income tax purposes unused short-term capital losses of $828,243 that do not have an expiration date.

In addition, at October 31, 2016, the Fund had available for federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$6,943,151	October 31, 2017

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

During the year ended October 31, 2016, capital loss carryforwards of $12,692,663 expired for federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended October 31, 2016, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of $2,188,289.

11. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

12. Credit Facility

As of April 4, 2016, the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  October 31, 2016 continued

rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the year ended October 31, 2016, the Fund did not have any borrowings under the facility.

13. Other

At October 31, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 59.8%.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2016(1)		2015		2014		2013		2012
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.46		$8.69		$8.80		$8.96		$8.56
Income (loss) from investment operations:
Net investment income	0.33		0.31		0.25		0.18		0.24
Net realized and unrealized gain (loss)	0.21		(0.06)		0.25		0.08		0.48
Total income from investment operations	0.54		0.25		0.50		0.26		0.72
Less dividends from net investment income	(0.42)		(0.48)		(0.61)		(0.42)		(0.32)
Net asset value, end of period	$8.58		$8.46		$8.69		$8.80		$8.96
Total Return(2)	6.70	%(3)	2.83%		5.80%		2.95%		8.62%
Ratios to Average Net Assets:
Net expenses	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	0.99	%(4)(5)	1.16	%(4)(5)
Net investment income	3.58	%(4)(5)	2.44	%(4)(5)	2.78	%(4)(5)	2.10	%(4)(5)	2.84	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$52,840		$54,369		$57,325		$60,167		$66,046
Portfolio turnover rate	253%		299%		135%		97%		238%

  (1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and would not have impacted the total return of Class A shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class A shares would have been approximately 5.46%.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.30%	3.27%
October 31, 2015	1.56	1.87
October 31, 2014	1.35	2.42
October 31, 2013	1.61	1.48
October 31, 2012	1.27	2.73

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2016(1)		2015		2014		2013		2012
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.27		$8.51		$8.62		$8.78		$8.39
Income (loss) from investment operations:
Net investment income	0.27		0.25		0.19		0.13		0.19
Net realized and unrealized gain (loss)	0.21		(0.06)		0.25		0.08		0.47
Total income from investment operations	0.48		0.19		0.44		0.21		0.66
Less dividends from net investment income	(0.36)		(0.43)		(0.55)		(0.37)		(0.27)
Net asset value, end of period	$8.39		$8.27		$8.51		$8.62		$8.78
Total Return(2)	6.01	%(3)	2.19%		5.23%		2.40%		7.99%
Ratios to Average Net Assets:
Net expenses	1.69	%(4)(5)	1.69	%(4)(5)	1.69	%(4)(5)	1.61	%(4)(5)	1.76	%(4)(5)
Net investment income	2.99	%(4)(5)	1.91	%(4)(5)	2.08	%(4)(5)	1.60	%(4)(5)	2.24	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$348		$455		$817		$1,119		$1,096
Portfolio turnover rate	253%		299%		135%		97%		238%

  (1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and would not have impacted the total return of Class B shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Performance was positively impacted by approximately 1.14% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class B shares would have been approximately 4.87%.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	2.52%	2.16%
October 31, 2015	2.59	1.01
October 31, 2014	2.14	1.63
October 31, 2013	2.28	0.93
October 31, 2012	1.87	2.13

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2016(1)		2015		2014		2013		2012
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.38		$8.62		$8.73		$8.89		$8.48
Income (loss) from investment operations:
Net investment income	0.30		0.28		0.22		0.15		0.19
Net realized and unrealized gain (loss)	0.22		(0.06)		0.25		0.08		0.49
Total income from investment operations	0.52		0.22		0.47		0.23		0.68
Less dividends from net investment income	(0.39)		(0.46)		(0.58)		(0.39)		(0.27)
Net asset value, end of period	$8.51		$8.38		$8.62		$8.73		$8.89
Total Return(2)	6.45	%(3)	2.55%		5.55%		2.60%		8.11%
Ratios to Average Net Assets:
Net expenses	1.29	%(4)(5)	1.29	%(4)(5)	1.29	%(4)(5)	1.36	%(4)(5)	1.76	%(4)(5)
Net investment income	3.33	%(4)(5)	2.18	%(4)(5)	2.48	%(4)(5)	1.76	%(4)(5)	2.24	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$2,194		$2,976		$3,004		$4,290		$4,673
Portfolio turnover rate	253%		299%		135%		97%		238%

  (1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and would not have impacted the total return of Class L shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

  (3)  Performance was positively impacted by approximately 1.25% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class L shares would have been approximately 5.20%.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.58%	3.04%
October 31, 2015	1.79	1.68
October 31, 2014	1.59	2.18
October 31, 2013	1.98	1.14
October 31, 2012	1.87	2.13

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2016(1)		2015		2014		2013		2012
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.31		$8.55		$8.66		$8.81		$8.40
Income (loss) from investment operations:
Net investment income	0.35		0.34		0.27		0.21		0.25
Net realized and unrealized gain (loss)	0.21		(0.07)		0.25		0.08		0.49
Total income from investment operations	0.56		0.27		0.52		0.29		0.74
Less dividends from net investment income	(0.44)		(0.51)		(0.63)		(0.44)		(0.33)
Net asset value, end of period	$8.43		$8.31		$8.55		$8.66		$8.81
Total Return(2)	7.04	%(3)	3.19%		6.23%		3.39%		8.94%
Ratios to Average Net Assets:
Net expenses	0.69	%(4)(5)	0.69	%(4)(5)	0.69	%(4)(5)	0.74	%(4)(5)	0.91	%(4)(5)
Net investment income	3.95	%(4)(5)	2.31	%(4)(5)	3.08	%(4)(5)	2.39	%(4)(5)	3.09	%(4)(5)
Rebate from Morgan Stanley affiliate	0.01%		0.01%		0.01%		0.00	%(6)	0.01%
Supplemental Data:
Net assets, end of period, in thousands	$42,881		$36,954		$5,746		$6,491		$3,305
Portfolio turnover rate	253%		299%		135%		97%		238%

  (1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and would not have impacted the total return of Class I shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Performance was positively impacted by approximately 1.26% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class I shares would have been approximately 5.78%.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
October 31, 2016	1.02%	3.62%
October 31, 2015	1.33	1.67
October 31, 2014	1.07	2.70
October 31, 2013	1.42	1.71
October 31, 2012	1.02	2.98

  (6)  Amount is less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31, 2016(1)		PERIOD FROM APRIL 30, 2015(6) TO OCTOBER 31, 2015
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.38		$8.59
Income (loss) from investment operations:
Net investment income	0.26		0.02
Net realized and unrealized gain (loss)	0.22		(0.04)
Total income (loss) from investment operations	0.48		(0.02)
Less dividends from net investment income	(0.35)		(0.19)
Net asset value, end of period	$8.51		$8.38
Total Return(2)	5.91	%(3)	(0.24	)%(7)
Ratios to Average Net Assets:
Net expenses	1.79	%(4)(5)	1.78	%(4)(5)(8)
Net investment income (loss)	2.78	%(4)(5)	(0.26	)%(2)(3)(8)
Rebate from Morgan Stanley affiliate	0.01%		0.02	%(8)
Supplemental Data:
Net assets, end of period, in thousands	$807		$88
Portfolio turnover rate	253%		299%

  (1)  Refer to Note 7 in the Notes to Financial Statements for discussion of prior period custodian out-of-pocket expenses that were reimbursed in the current period. The amount of the reimbursement was immaterial on a per share basis and would not have impacted the total return of Class C shares. The annualized expense and net investment income ratios would be unchanged as the reimbursement of custodian fees was offset against current period expense waivers/reimbursements with no impact to net expenses or net investment income.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Performance was positively impacted by approximately 1.24% due to the receipt of proceeds from the settlement of class action suits involving the Fund's past holdings. These were one-time settlements, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return for Class C shares would have been approximately 4.67%.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
October 31, 2016	2.22%	2.35%
October 31, 2015	15.90	(14.38)

  (6)  Commencement of Offering.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Mortgage Securities Trust

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Mortgage Securities Trust (the "Fund"), including the portfolio of investments, as of October 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Mortgage Securities Trust at October 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicted therein in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 28, 2016

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2015, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as determined by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's

Morgan Stanley Mortgage Securities Trust

Investment Advisory Agreement Approval (unaudited) continued

contractual management fee was higher than its peer group average, its actual management fee was lower than its peer group average and its total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the

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Investment Advisory Agreement Approval (unaudited) continued

Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies.

We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties.

We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect The Security And Confidentiality Of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

personal information, and we require them to adhere to confidentiality standards with respect to such information.

4. How Can You Limit The Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit The Use Of Certain Types Of Personal Information By Other Morgan Stanley Companies For Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday-Friday between 8a.m. and 6p.m.(EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

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Privacy Notice (unaudited) continued

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes A Non-Affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (71) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				98

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the charity J Street Cup Golf; Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

Kathleen A. Dennis (63) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various non-profit organizations.

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Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Nancy C. Everett (61) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	98

Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Jakki L. Haussler (59) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	98

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Dr. Manuel H. Johnson (67) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction).
Joseph J. Kearns (74) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (58) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004) and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				97	Director of certain investment funds managed or sponsored by Aetos Capital, LLC; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (80) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006); General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	100	None.
W. Allen Reed (69) c/o Perkins Coie LLP Counsel to the Independent Trustees 30 Rockefeller Plaza New York, NY 10112	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee***
Fergus Reid (84) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	100	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2015) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Mortgage Securities Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (53) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser; Head of Product (since 2006).

Timothy J. Knierim (57) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 2016

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since December 2016). Formerly, Managing Director and Deputy Chief Compliance Officer of the Adviser (2014-2016) and Chief Compliance Officer of Morgan Stanley AIP GP LP (2014-2016); and formerly, Chief Compliance Officer of Prudential Investment Management, Inc. (2007-2014).

Francis J. Smith (51) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (49) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and qualifies.

Item 2.  Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2016

	Registrant		Covered Entities(1)
Audit Fees	$57,789		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$4,500	(3)	$9,000,199	(4)
All Other Fees	—		$288,825	(5)
Total Non-Audit Fees	$4,500		$9,289,024

Total	$62,289		$9,289,024

2015

	Registrant			Covered Entities(1)
Audit Fees		$57,789		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$—	(2)
Tax Fees		$4,500	(3)	$7,968,463	(4)
All Other Fees	$			$212,000	(5)
Total Non-Audit Fees		$4,500		$8,180,463

Total		$62,289		$8,180,463

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                                         This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the

Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and Allen W. Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
December 15, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 15, 2016